Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Summary of Other Financial Assets

	December 31
	2023	2024
	NT$	NT$	US$ (Note 4)

Guarantee deposits	$5,481,446	$4,956,488	$151,159
Pledged time deposits (Note 36)	470,373	513,582	15,663
Time deposits with original maturity over three months	61,067	82,680	2,521
Others (Note 36)	149,581	125,172	3,817

	$6,162,467	$5,677,922	$173,160

Current	$598,136	$985,925	$30,068
Non-current	5,564,331	4,691,997	143,092

	$6,162,467	$5,677,922	$173,160